Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS [Abstract]
Financial instruments, measured at fair value

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$595,703	$0	$595,703	$0
Short-term investments	1,041,395	0	1,041,395	0
Restricted time deposits	244,179	0	244,179	0
Equity investments with readily determinable fair values	6,790	6,790	0	0

		Fair value measurements at reporting date using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$219,977	$0	$219,977	$0
Short-term investments	1,316,833	0	1,316,833	0
Restricted time deposits	240	0	240	0
Equity investments with readily determinable fair values	9,320	9,320	0	0

Assets measured at fair value on nonrecurring basis

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$5,504	$0	$0	$5,504
Intangible assets, net	24,071	0	0	24,071
Goodwill	53,263	0	0	53,263

		Fair value measurements at reporting date using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$3,115	$0	$0	$3,115
Intangible assets, net	11,437	0	0	11,437
Goodwill	52,923	0	0	52,923